Advance to Suppliers - Schedule of Allowance for Doubtful Accounts (Details) - Previously Reported [Member] ¥ in Thousands, $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Advance to Suppliers - Schedule of Allowance for Doubtful Accounts (Details) [Line Items]
Balance at beginning of the period	¥ (8,323)	$ (1,163)	¥ (8,472)
Additional reversal for expected credit losses	3,880	542	149
Balance at the end of the period	¥ (4,443)	$ (621)	¥ (8,323)